Basis of preparation of consolidated financial statements and material accounting policy information	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Basis of preparation of consolidated financial statements and material accounting policy information	Basis of preparation of consolidated financial statements and material accounting policy information
Basis of preparation of consolidated financial statements
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the IASB. For the purpose of preparation of the consolidated financial statements, information is considered material if such information is reasonably expected to influence decisions made by primary users.
The material accounting policies adopted are set out below.
Going concern
The directors of the Company have, at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis of accounting in preparing the consolidated financial statements.
Material accounting policy information
Basis of consolidation
The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Group. Control is achieved when the Company:
•has power over the investee;
•is exposed, or has rights, to variable returns from its involvement with the investee; and
•has the ability to use its power to affect its returns.
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
When the Group has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Group considers all relevant facts and circumstances in assessing whether or not the group’s voting rights in an investee are sufficient to give it power, including:
•the size of the group’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
•potential voting rights held by the group, other vote holders or other parties
•rights arising from other contractual arrangements
•any additional facts and circumstances that indicate that the group has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.
Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Group gains control until the date when the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies.
All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
Non-controlling interests in subsidiaries are presented separately from the Group’s equity therein, which represent present ownership interests entitling their holders to a proportionate share of net assets of net assets of relevant subsidiaries upon liquidation.
Changes in the Group's interests in existing subsidiaries
Changes in the Group’s interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s relevant components of equity and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries.
Any difference between the amount by which the non-controlling interests are adjusted, and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the Company.
When the group loses control of a subsidiary, the assets and liabilities of that subsidiary and non-controlling interests (if any) are derecognized. A gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the carrying amount of the assets (including goodwill), and liabilities of the subsidiary attributable to the owners of the Company. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRS Accounting Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 Financial Instruments or, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.
Business combinations
A business is an integrated set of activities and assets which includes an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired processes are considered substantive if they are critical to the ability to continue producing outputs, including an organized workforce with the necessary skills, knowledge, or experience to perform the related processes or they significantly contribute to the ability to continue producing outputs and are considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interest issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.
At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value at the acquisition date.
Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer's previously held equity interest in the acquiree (if any) over the net amount of the identifiable assets acquired and the liabilities assumed as at acquisition date.
Goodwill
Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business (see the accounting policy above) less accumulated impairment losses, if any.
For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units (or groups of cash-generating units) that is expected to benefit from the synergies of the combination, which represent the lowest level at which the goodwill is monitored for internal management purposes and is not larger than an operating segment .
A cash-generating units (or groups of cash-generating units) to which goodwill has been allocated is tested for impairment annually or more frequently when there is indication that the unit may be impaired. For goodwill arising on an acquisition in an annual period, the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is tested for impairment before the end of that annual period. If the recoverable amount is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit (or group of cash-generating units).
On disposal of the relevant cash-generating unit or any of the cash-generating unit within the group of cash generating units, the attributable amount of goodwill is included in the determination of the amount of the profit or loss on disposal.
Interests in equity-accounted investees
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.
The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate. When the Group’s share of losses of an associate exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.
An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment.
The Group assesses whether there is an objective evidence that the interest in an associate or a joint venture may be impaired. When any objective evidence exists, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets ("IAS 36") as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognized is not allocated to any asset, including goodwill, that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.
Revenue from contracts with customers
The Group recognizes revenue from the following major products:
•sale of consumer health products;
•provision of genetic testing services;
•provision of fulfillment and distribution services of sports nutrition products; and
•provision of precision oncology services.
Revenue is measured based on the consideration to which the Group expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Group recognizes revenue when it transfers control over a product or service to customer. An asset is transferred when the customer obtains control of the asset.
The Group transfers control of a good or service at a point in time unless one of the following overtime criteria is met:
(a)the customer simultaneously receives and consumes the benefits provided as the Group performs;
(b)the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or
(c)the Group’s performance does not create an asset with an alternative use and the Group has an enforceable right to payment for performance completed to date.
Sales of consumer health products
The Group sells consumer health products directly to customers. Revenue is recognized at a point in time when control of the goods transfers to the customer, which occurs when the goods are handed over to the courier for delivery (i.e. shipment). Revenue is recorded net of discount. When the customer initially purchases the goods online the transaction price received by the Group is recognized as a contract liability until the goods have been delivered to the customer. There exists a 30-day right of return on orders and a refund liability is recognized for expected refunds to customers.
Provision of fulfillment and distribution services
The Group sells sports nutrition products typically satisfies its performance obligations for sales of goods as goods are delivered and control of the goods transfers to the customer. Sales of products by the Group may include fees for shipping and handling.
The Group satisfies its performance obligations for fulfillment and distribution services at a point in time typically when the customer's goods are delivered to the named destination. The Group provides services for storage, packaging, receiving, and in-bound freight management and satisfies those performance obligations over-time.
Provision of genetic testing and precision oncology services
The Group provides i) genetic testing services to individuals and corporates for their employees and customers; and ii) diagnostic services which are precision oncology services.
The Group collects consideration for genetic testing services to individuals and corporations upfront, and such consideration received usually becomes non-refundable up to 30 days from the date of delivery of the kits to individuals and corporations, or the date of purchase. Revenue is recorded net of discount. The upfront consideration received is initially recognized as deposit liabilities and subsequently reclassified to contract liabilities when the amount becomes non-refundable. Such amount does not include any variable consideration.
The Group collects consideration for precision oncology services to patient from public hospitals upfront, and such consideration received usually becomes non-refundable from the date of receipt of patients' specimen, or the date of purchase. The upfront consideration received is recognized as contract liabilities when the amount becomes non-refundable. Such amount does not include any variable consideration.
The Group determines that its sales contracts do not have a significant financing component when the upfront consideration becomes non-refundable as customers have discretion to decide when the tests are performed during the contract term.
On October 1, 2025, the Group completed the disposal of ACT Genomics. Following the disposal, the Group no longer has exposure to the operation of precision oncology services business and is classified as discontinued operations. Details of discontinued operations are disclosed in note 10.
Performance obligations
Generally, the Group fulfilled its performance obligations for genetic testing and precision oncology services at a point in time upon delivery of the testing results or reports to customers or patients.
Revenue breakage
Provision of genetic testing services require individuals to provide specimen samples to the Group before it can proceed with the necessary laboratory procedures. Sales contracts relating to testing kits sold directly to individuals normally require specimen samples to be sent back to the Group within one year (the “sample return period”) from the date of purchase depending on the jurisdictions in which the kits are purchased by customers. If these customers do not return their specimen samples within the sample return period, the Group has no further obligation to provide the service. Sales contracts relating to kits sold to corporations normally do not include specified sample return periods.
The Group generally has sufficient and relevant historical experience for other sales contracts such that the Group expects to be entitled to a breakage amount in relation to non-refundable and unexercised rights. For these sales contracts, the Group estimates and recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by customers on a portfolio basis to the extent that it is considered highly probable that a significant reversal will not occur in the future.
The Group updates its breakage estimate regularly and if necessary, adjusts the deferred revenue balance accordingly. If actual return patterns vary from the estimate, actual breakage revenue may differ from the amounts recorded.
Leases
The Group assesses whether a contract is or contains a lease based on the definition under IFRS 16 at inception of the contract. Such contract will not be reassessed unless the terms and conditions of the contract are subsequently changed.
The Group as lessee
Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option. It also applies the recognition exemption for lease of low-value assets (such as IT equipment). Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.
Right-of-use assets
The cost of right-of-use assets include:
•the amounts of the initial measurement of the lease liabilities;
•any lease payments made at or before the commencement date, less any lease incentives received;
•any initial direct costs incurred by the Group; and
•an estimate of costs to be incurred by the Group in dismantling and removing the underlying assets, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease.
Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.
Right-of-use assets in which the Group is reasonably certain to obtain ownership of the underlying leased assets at the end of the lease term are depreciated from commencement date to the end of the useful life. Otherwise, right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
The Group presents right-of-use assets that do not meet the definition of investment property in "property, plant and equipment", the same line item within which the corresponding underlying assets would be presented if they were owned.
Refundable rental deposits
Refundable rental deposits paid are accounted under IFRS 9 and initially measured at fair value. Adjustments to fair value at initial recognition are considered as additional lease payments and included in the cost of right-of-use assets.
Lease liabilities
At the commencement date of a lease, the Group recognizes and measures the lease liability at the present value of lease payments that are unpaid at that date. In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. The incremental borrowing rate depends on the term, currency and start date of the lease.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased and the lease does not benefit from a guarantee from the Group.
The lease payments include fixed payments (including in-substance fixed payments).
After the commencement date, lease liabilities are adjusted by interest accretion and lease payments.
The Group presents lease liabilities as a separate line item on the consolidated statement of financial position.
Foreign currencies
In preparing the financial statements of each individual group entity, transactions in currencies other than the functional currency of that entity (foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At the end of the reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
Exchange differences arising on the settlement of monetary items, and on the retranslation of monetary items, are recognized in profit or loss in the period in which they arise.
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s operations are translated into the presentation currency of the Group (i.e. US$) using exchange rates prevailing at the end of each reporting period unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity under the heading of translation reserve.
On the disposal of a foreign operation (that is, a disposal of the Group’s entire interest in a foreign operation), all of the exchange differences accumulated in equity in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.
Goodwill and fair value adjustments on identifiable assets acquired arising on an acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate exchange prevailing at the end of each reporting period. Exchange differences arising are recognized in other comprehensive income.
Employee benefits
Retirement benefit costs
Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.
Short-term employee benefits
Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense unless another IFRS Accounting Standard requires or permits the inclusion of the benefit in the cost of an asset.
A liability is recognized for benefits accruing to employees (such as wages and salaries and annual leave) after deducting any amount already paid.
Equity-settled share-based payment transactions
Share awards granted to employees and others providing similar services
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date.
The fair value of the equity-settled share-based payments determined at the grant date without taking into consideration all non-market vesting conditions is expensed on a straight-line basis over the vesting period, based on the Group's estimate of equity instruments that will eventually vest, with a corresponding increase in equity (capital reserve). At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest based on assessment of all relevant non-market vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the capital reserve. For shares that vest immediately at the date of grant, the fair value of the shares granted is expensed immediately to profit or loss.
Shares granted to non-employees
Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the counterparty renders the service. The fair values of the services received are recognized as expenses (unless the goods or services qualify for recognition as assets).
Modification to the terms and conditions of the share-based payment arrangements
When the terms and conditions of an equity-settled share-based payment arrangement are modified, the Group recognizes, as a minimum, the services received measured at the grant date fair value of the equity instruments granted, unless those equity instruments do not vest because of failure to satisfy a vesting condition (other than a market condition) that was specified at grant date. In addition, if the Group modifies the vesting conditions (other than a market condition) in a manner that is beneficial to the employees, for example, by reducing the vesting period, the Group takes the modified vesting conditions into consideration over the remaining vesting period.
Taxation
The income tax expense represents the sum of current and deferred income tax expense.
The tax currently payable is based on taxable profit for the year. Taxable profit differs from loss before taxation because of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit and at the time of the transaction does not give rise to equal taxable and deductible temporary differences. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.
The carrying amount of deferred tax assets is reviewed at end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied to the same taxable entity by the same taxation authority.
Current and deferred tax are recognized in profit or loss.
Loss per share
Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.
Property, plant and equipment
Property, plant and equipment are tangible assets that are held for use in the production or supply of goods or services, or for administrative purposes. Property, plant and equipment are stated in the consolidated statement of financial position at cost less subsequent accumulated depreciation and subsequent accumulated impairment losses, if any.
Depreciation is recognized so as to write off the cost of assets less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

– Properties leased for own use	Over the unexpired lease period
– Office equipment leased for own use	Over the unexpired lease period
– Leasehold improvements	Shorter period of the lease term or the useful life
– Fixtures and furniture	3 - 5 years
– Office and lab equipment	3 - 5 years
– Computer equipment	3 years
– Motor vehicles	3 - 5 years
– Manufacturing equipment	3 - 5 years
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.
Intangible assets
Intangible assets acquired separately
Intangible assets with finite useful lives that are acquired separately are carried at costs less accumulated amortization and any accumulated impairment losses amounts. Amortization for intangible assets with finite useful lives is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less any subsequent accumulated impairment losses.
The estimated useful lives for current and comparative periods are as follows:

– Website and mobile apps	2 years
– Trademark and technology	10 - 20 years
– Products development cost	3 years
– Computer software	3 years
– Customer relationship	10 years
Research and development expenditure
Expenditure on research activities is recognized as an expense in the period which it is incurred.
Intangible assets acquired in a business combination
Intangible assets acquired in a business combination are recognized separately from goodwill and are initially recognized at their fair value at the acquisition date (which is regarded as their cost).
Subsequent to initial recognition, intangible assets acquired in a business combination with finite useful lives are reported at costs less accumulated amortization and any accumulated impairment losses, on the same basis as intangible assets that are acquired separately. Intangible assets acquired in a business combination with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.
Digital assets
Digital assets on hand at the end of a reporting period, are accounted for under IAS 38 Intangible Assets, as an intangible asset with an indefinite useful life initially measured at cost, deemed to be the fair value upon receipt and subsequently measured under the revaluation model. Under the revaluation model, increases in the digital assets’ carrying amount, determined as the excess of fair value on revaluation over the weighted average cost, are recognized in other comprehensive income, except to the extent that they reverse a revaluation decrease previously recognized in profit or loss. Decreases are recognized in profit or loss, except to the extent that they reverse a revaluation increase previously recognized in other comprehensive income. Once the digital asset is sold, the revaluation increase related to it is transferred from revaluation surplus to retained earnings. The Company revalues its digital assets on hand on a monthly basis and following any significant fair value fluctuations. The fair value of digital assets on hand at the end of the reporting period is determined as the quantity of digital assets on hand multiplied by the quoted market price on an active exchange at the reporting date.
Impairment on property, plant and equipment, right-of-use assets and intangible assets
At the end of each reporting period, the Group reviews the carrying amounts of its property, plant and equipment, right-of-use assets and intangible assets with finite useful lives to determine whether there is any indication that these assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the relevant asset is estimated in order to determine the extent of the impairment loss (if any).
The recoverable amount of property, plant and equipment, right-of-use assets and intangible assets are estimated individually. When it is not possible to estimate the recoverable amount individually, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
In testing a cash-generating unit for impairment, corporate assets are allocated to the relevant cash-generating unit when a reasonable and consistent basis of allocation can be established, or otherwise they are allocated to the smallest group of cash generating units for which a reasonable and consistent allocation basis can be established. The recoverable amount is determined for the cash-generating unit or group of cash-generating units to which the corporate asset belongs, and is compared with the carrying amount of the relevant cash-generating unit or group of cash-generating units.
Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or a cash-generating unit) for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or a cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or a cash-generating unit) is reduced to its recoverable amount. For corporate assets or portion of corporate assets which cannot be allocated on a reasonable and consistent basis to a cash-generating unit, the Group compares the carrying amount of a group of cash-generating units, including the carrying amounts of the corporate assets or portion of corporate assets allocated to that group of cash-generating units, with the recoverable amount of the group of cash-generating units. In allocating the impairment loss, the impairment loss is allocated first to reduce the carrying amount of any goodwill (if applicable) and then to the other assets on a pro-rata basis based on the carrying amount of each asset in the unit or the group of cash-generating units. The carrying amount of an asset is not reduced below the highest of its fair value less costs of disposal (if measurable), its value in use (if determinable) and zero. The amount of the impairment loss that would otherwise have been allocated to the asset is allocated pro rata to the other assets of the unit or the group of cash-generating units. An impairment loss is recognized immediately in profit or loss.
Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit or a group of cash-generating units) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or a cash-generating unit or a group of cash-generating units) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.
Cash and cash equivalents
Cash and cash equivalents presented on the consolidated statement of financial position include:
a.cash, which comprises of cash on hand and demand deposits; and
b.cash equivalents, which comprises of short-term investments (generally with original maturity of three months or less).
For the purposes of the consolidated statement of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost of inventories are determined on a first-in, first-out allocation method. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale. Costs necessary to make the sale include incremental costs directly attributable to the sale and non-incremental costs which the Group must incur to make the sale.
Financial instruments
Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instrument.
Financial assets and financial liabilities are initially measured at fair value, except for trade receivables arising from contracts with customers which are initially measured in accordance with IFRS 15. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss ("FVTPL")) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.
The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset or financial liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Financial assets
All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established generally by regulation or convention in the market place concerned.
All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.
Classification of financial assets
Financial assets that meet the following conditions are subsequently measured at amortized cost:
•the financial asset is held within a business model whose objective is to collect contractual cash flows; and
•the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All other financial assets are subsequently measured at FVTPL.
(i)Amortized cost and interest income
Interest income is recognized using the effective interest method for debt instruments measured subsequently at amortized cost. Interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired (see below). For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset from the next reporting period. If the credit risk on the credit-impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset from the beginning of the reporting period following the determination that the asset is no longer credit-impaired.
(ii)Financial assets at FVTPL
Financial assets that do not meet the criteria for being measured at amortized cost are measured at FVTPL.
Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the ‘other income and other net gains’ line item.
Business model assessment of financial assets
The business models of the Group are as follows.
Held to collect
The Group holds financial assets which arise from its principal operations. The objective of the business model for these financial instruments is to collect the amounts due from the Group’s receivables and to earn contractual interest income on the amounts collected.
Assessment whether contractual cash flows are solely payments of principal and interest of financial assets
In assessing whether the contractual cash flows are solely payments of principal and interest ("SPPI"), the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:
•contingent events that would change the amount or timing of cash flows;
•terms that may adjust the contractual coupon rate, including variable-rate features;
•prepayment and extension features; and
•terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).
A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding.
Impairment of financial assets subject to impairment assessment under IFRS 9
The Group performs impairment assessment under expected credit losses ("ECL") model on financial assets (including trade receivables, other receivables, amount due from a related company and cash and cash equivalent), which are subject to impairment assessment under IFRS 9. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition.
The Group always recognizes lifetime ECL for trade receivables. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.
For all other instruments, the Group measures the loss allowance equal to 12-month ECL ("12m ECL"), unless there has been a significant increase in credit risk since initial recognition, in which case the Group recognizes lifetime ECL. The assessment of whether lifetime ECL should be recognized is based on significant increases in the likelihood or risk of a default occurring since initial recognition.
Lifetime ECL represents the ECL that will result from all possible default events over the expected life of the relevant instrument. In contrast, 12m ECL represents the portion of lifetime ECL that is expected to result from default events that are possible within 12 months after the reporting date. Assessments are done based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of past events and current conditions at the reporting date as well as the forecast of future economic conditions.
(i)Significant increase in credit risk
In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort. Forward-looking information considered includes the future prospects of the industries in which the Group’s debtors operate, obtained from economic expert reports, financial analysts, governmental bodies, relevant think-tanks and other similar organizations, as well as consideration of various external sources of actual and forecast economic information that relate to the Group’s core operations.
In particular, the following information is taken into account when assessing whether credit risk has increased significantly:
•an actual or expected significant deterioration in the financial instrument’s external (if available) or internal credit rating;
•significant deterioration in external market indicators of credit risk, e.g. a significant increase in the credit spread, the credit default swap prices for the debtor;
•existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations;
•an actual or expected significant deterioration in the operating results of the debtor;
•an actual or expected significant adverse change in the regulatory, economic, or technological environment of the debtor that results in a significant decrease in the debtor’s ability to meet its debt obligations.
Irrespective of the outcome of the above assessment, the Group has reasonable and supportable information to rebut the presumption the credit risk has increased significantly since initial recognition when contractual payments are more than 30 days past due.
Despite the foregoing, the Group assumes that the credit risk on a debt instrument has not increased significantly since initial recognition if the debt instrument is determined to have low credit risk at the reporting date. A debt instrument is determined to have low credit risk if (i) it has a low risk of default, (ii) the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and (iii) adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations. The Group considers a debt instrument to have low credit risk when it has and internal or external credit rating of ‘investment grade’ as per globally understood definitions.
The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.
(ii)Definition of default
The Group considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets that meet either of the following criteria are generally not recoverable:
•when there is a breach of financial covenants by the debtor; or
•information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collateral held by the Group).
Irrespective of the above analysis, the Group considers that default has occurred when a financial asset is more than 90 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.
(iii)Credit-impaired financial assets
A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:
•significant financial difficulty of the issuer or the borrower;
•a breach of contract, such as a default or past due event;
•the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
•it is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or
•the disappearance of an active market for that financial asset because of financial difficulties.
(iv)Write-off policy
The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery, for example, when the counterparty has been placed under liquidation or has entered into bankruptcy proceedings, or in the case of trade receivables, when the amounts are over 180 days past due, whichever occurs sooner. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. A write-off constitutes a derecognition event. Any subsequent recoveries are recognized in profit or loss.
(v)Measurement and recognition of expected credit losses
The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data and forward-looking information. Estimation of ECL reflects an unbiased and probability-weighted amount that is determined with the respective risks of default occurring as the weights. The Group uses a practical expedient in estimating ECL on trade receivables using a provision matrix taking into consideration historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and forward-looking information, including time value of money where appropriate, that is available without undue cost or effort.
Generally, the ECL is the difference between all contractual cash flows that are due to the Group in accordance with the contract and the cash flows that the Group expects to receive, discounted at the original effective interest rate determined at initial recognition.
Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.
Derecognition of financial assets
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.
Financial liabilities and equity
Classification as debt or equity
Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Financial liabilities
All financial liabilities are subsequently measured at amortized cost using the effective interest method or at FVTPL.
Derecognition of financial liabilities
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.
Liabilities for puttable financial instrument
Liabilities for puttable financial instrument are an obligation arising from put options written to non-controlling shareholders of subsidiaries, which will be settled based on the fair value of the shares held by the non-controlling shareholders, results in a gross financial liability. The gross financial liability is initially recognized and measured at amortize cost with the corresponding debit to the “other reserve”. In subsequent periods, the changes of fair value is recognized in ‘other reserve’.
Discontinued operations
A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:
•represents a separate major line of business or geographic area of operations;
•is a part of a single co-ordinated plan to dispose of a separate major line of business or geographic area of operations; or
•is a subsidiary acquired exclusively with a view to resale.
Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale.
When an operation is classified as a discontinued operation, the comparative statement of profit or loss and other comprehensive income is re-presented as if the operation had been discontinued from the start of the comparative year.